INVESTMENT SECURITIES (Details) In Millions, unless otherwise specified	12 Months Ended																						12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 Eurobank Ergasias Sa EUR (€)	Dec. 31, 2013 Bank of Cyprus and Cyprus Popular Bank EUR (€)	Dec. 31, 2013 Greek Banks EUR (€)	Dec. 31, 2013 Major European and American Banks and Insurance Companies EUR (€)	Dec. 31, 2013 Greek government bonds EUR (€)	Dec. 31, 2012 Greek government bonds EUR (€)	Dec. 31, 2011 Greek government bonds EUR (€)	Dec. 31, 2013 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2012 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2011 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2013 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2012 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2013 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2012 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2013 Equity securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2012 Equity securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2013 Equity securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2012 Equity securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2013 Mutual Fund units EUR (€)	Dec. 31, 2012 Mutual Fund units EUR (€)	Dec. 31, 2011 Mutual Fund units EUR (€)	Dec. 31, 2012 Total available-for-sale securities EUR (€)	Dec. 31, 2013 Foreign Treasury Bills EUR (€)	Dec. 31, 2012 Foreign Treasury Bills EUR (€)	Dec. 31, 2013 Corporate Debt Securities Member EUR (€)	Dec. 31, 2012 Corporate Debt Securities Member EUR (€)	Dec. 31, 2011 Corporate Debt Securities Member EUR (€)	Dec. 31, 2013 Equity Securities Member EUR (€)	Dec. 31, 2012 Equity Securities Member EUR (€)	Dec. 31, 2011 Equity Securities Member EUR (€)	Dec. 31, 2013 OTTI of Greek government bonds EUR (€)	Dec. 31, 2012 OTTI of Greek government bonds EUR (€)	Dec. 31, 2011 OTTI of Greek government bonds EUR (€)	Dec. 31, 2013 Greek Treasury Bills [Member] EUR (€)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost		€ 6,253							€ 1,843	€ 1,641		€ 2,710	€ 3,316		€ 416	€ 568	€ 463	€ 534	€ 73	€ 56	€ 9	€ 19	€ 242	€ 460		€ 6,912	€ 340	€ 318										€ 157
Gross Unrealized Gains		276							120	84		34	176		27	1	18	15	35	32	10	8	32	36		352	0	0										0
Gross unrealized (Losses)		(144)							0	(43)		(88)	(3)		(34)	(82)	(20)	(42)	(1)	0	0	0	(1)	(1)		(173)	0	(2)										0
Available-for-sale securities	8,856	6,385	7,091						1,963	1,682		2,656	3,489		409	487	461	507	107	88	19	27	273	495		7,091	340	316										157
Fair Value
Fair Value Less than 12 months		1,400								3		1,254	345		3	40	125	27	6				12	47		513		51
Fair Value 12 months or longer		485								1,341		196	8		105	377	179	203	1				4	1		1,930		0
Fair Value Total		1,885								1,344		1,450	353		108	417	304	230	7				16	48		2,443		51
Unrealized Losses
Unrealized Losses Less than 12 months		(91)								0		(85)	(3)		(1)	0	(3)	(2)	(1)				(1)	(1)		(8)		(2)
Unrealized Losses 12 months or longer		(53)								(43)		(3)	0		(33)	(82)	(17)	(40)	0				0	0		(165)		0
Unrealized Losses Total		(144)								(43)		(88)	(3)		(34)	(82)	(20)	(42)	(1)				(1)	(1)		(173)		(2)
Net Gains Losses On Available For Sale Securities [Abstract]
Total gross realized gains on sales of available for sale securities		299	438	132					12	382	83	72	31	22									49	15	12				109	8	13	57	2	2
Gross realized losses on sales of available for sale securities		(49)	(88)	(151)					(3)	(73)	(142)	(3)	(11)	(7)									(5)	(3)	0				(15)	0	(1)	(23)	(1)	(1)
Net realized gains/(losses) on sales of available-for-sale securities	347	250	350	(19)
Other-Than-Temporary-Impairment		(285)	(410)	(9,174)								0	(6)	0									0	0	(37)				(11)	(10)	(143)	(274)	(16)	(223)	0	(378)	(8,771)
Net gains / (losses) on investment securities	(48)	(35)	(60)	(9,193)
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less		2,502	1,014
Due from one to five years		1,800	3,552
Due from five to ten years		974	1,188
Due after ten years		653	623
Total debt securities		5,929	6,377
Equity securities and mutual fund units		324	535
Total		6,253	6,912
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less		2,547	1,018
Due from one to five years		1,817	3,519
Due from five to ten years		939	1,283
Due after ten years		683	661
Total debt securities		5,986	6,481
Equity securities and mutual fund units		399	610
Total		6,385	7,091
Available For Sale Securities Textuals [Abstract]
AFS pledged as collateral		3,229	1,992
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
Other-Than-Temporary-Impairment charges for all equity securities					274	6
Unrealized losses over one year							€ 33	€ 17